Fees Summary	Nov. 28, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 899,000
Previously Paid Amount	0.00
Total Fee Amount	124.15
Total Offset Amount	0.00
Net Fee	124.15
Narrative - Max Aggregate Offering Price	$ 899,000
Final Prospectus	true